Allowance for Loan Losses - Recorded Investment, Unpaid Principal Balance and Related Allowance for TDR Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Impaired [Line Items]
TDR Loans, Recorded Investment	$ 10,890	$ 11,119
TDR loans, Total Ending Loans	10,921	11,165
TDR Loans, Related Allowance	$ 1,171	$ 1,190